ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In U.S. dollars in thousands, except share and per share data, or otherwise noted)

	As of December 31,
	2010	2011
Assets
Current assets:
Cash	$121,409	$12,323
Prepaid expenses and other current assets	3	2,450
Amounts due from related parties	44,577	43,688

Total current assets	165,989	58,461

Investment in subsidiaries and VIE	92,636	241,769
Property and equipment, net	1	—

Total assets	$258,626	$300,230

Liabilities
Current liabilities:
Accrued expenses and other current liabilities	$1,890	$930
Amounts due to related parties	2,732	5,435
Share-based compensation liability	62	—
Deferred consideration in connection with business acquisitions	103	103
Convertible notes, current	29,415	—

Total current liabilities	34,202	6,468

Other non-current liabilities	—	602
Total liabilities	$34,202	$7,070

Equity:
iSoftStone Holdings Limited shareholders’ equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2010 and 2011, respectively; 523,953,829 and 557,682,406 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	52	56
Treasury shares	(1,243)	(773)
Shares to be issued	1,571	1,262
Additional paid-in capital	241,213	282,134
Accumulated other comprehensive income	6,914	15,719
Accumulated deficit	(24,083)	(5,238)

Total equity	224,424	293,160

Total liabilities and equity	$258,626	$300,230

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share data and per share data, or otherwise noted)

	For the year ended December 31,
	2009	2010	2011
Cost of revenues	$—	$(175)	$(307)
Operating expenses:
General and administrative expenses	(2,922)	(8,581)	(9,263)
Selling and marketing expenses	(110)	(273)	(1,225)
Research and development expenses	(7)	(7)	(188)

Total operating expenses	(3,039)	(8,861)	(10,676)

Changes in fair value of contingent consideration in connection with business combination	—	(49)	—
Other operating income	—	—	193

Loss from operations	(3,039)	(9,085)	(10,790)

Interest income	57	62	430
Interest expense	(63)	(4,418)	(654)
Changes in fair value of convertible notes derivatives	—	(8,428)	2,832

Net loss before income from subsidiaries and VIE	(3,045)	(21,869)	(8,182)
Income from subsidiaries and VIE	12,094	18,687	27,027

Net income (loss)	$9,049	$(3,182)	$18,845

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)

(In U.S. dollars in thousands, except share and per share data, or otherwise noted)

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total iSoftStone Holdings Limited shareholders’ equity	Total compre- hensive income (loss)
	Shares	Amount	Shares	Amount	Amount
Balance as of January 1, 2009	122,888,300	$12	95,286,195	$14,150	$—	$55	$12,768	$(24,665)	$3,901	$6,221

Issuance of ordinary shares in connection with business acquisition of Akona	7,548,288	1	—	—	—	—	3,622	—	—	3,623
Issuance of ordinary shares in connection with business acquisition of ISSR	66,265	—	—	—	—	—	32	—	—	32
Issuance of ordinary shares in connection with exercise of option	400,000	—	—	—	—	—	120	—	—	120
Accretion of series B convertible redeemable preference shares	—	—	—	—	—	—	—	(2,700)	—	(2,700)
Vesting of nonvested shares (to be issued) (Note 22)	—	—	—	—	—	124	(124)	—	—	—
Share-based compensation	—	—	—	—	—	—	2,350	—	—	2,350
Comprehensive income (loss):
Net income	—	—	—	—	—	—	—	9,049	—	9,049	$9,049
Foreign currency translation adjustment	—	—		—	—	—	—	—	(105)	(105)	(105)

Total comprehensive income											$8,944

Balance as of December 31, 2009	130,902,853	13	95,286,195	14,150	—	179	18,768	(18,316)	3,796	18,590
Accretion of series B convertible redeemable preference shares	—	—	—	—	—	—	—	(2,585)	—	(2,585)
Investment by a subsidiary in parent company	—	—	—	—	(2,000)	—	—	—	—	(2,000)
Issuance of ordinary shares in a share-based compensation arrangement (Note 22)	4,500,000	1	—	—	—	—	2,705	—	—	2,706
Vesting of nonvested shares (to be issued) (Note 17)	—	—	—	—	—	51	(51)	—	—	—
Share-based compensation (options and nonvested shares)	—	—	—	—	—	—	4,745	—	—	4,745
Reclassification to liability in connection with modification of certain nonvested shares	—	—	—	—	—	—	(40)	—	—	(40)
Issuance of ordinary shares in connection with exercise of options	80,000	—	—	—	—	—	29	—	—	29
Transfer of ordinary shares in connection with the employment of certain employees (Note 17)	—	—	—	—	293	(75)	(218)	—	—	—
Sale of ordinary shares to a former employee (Note 22)	—	—	—	—	464	—	843	—	—	1,307
Issuance of ordinary shares upon IPO net of offering cost of $4,241	104,856,845	10	—	—	—	—	123,435	—	—	123,445
Conversion of convertible preference shares to ordinary shares	264,166,235	26	(95,286,195)	(14,150)	—	—	68,869	—	—	54,745
Conversion of convertible notes to ordinary shares	18,381,991	2	—	—	—	—	20,926	—	—	20,928
Settlement of contingent consideration of acquisition of MDCL (Note 3)	242,059	—	—	—	—	—	131	—	—	131

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)—(Continued)

(In U.S. dollars in thousands, except share and per share data, or otherwise noted)

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total iSoftStone Holdings Limited shareholders’ equity	Total compre- hensive income (loss)
	Shares	Amount	Shares	Amount	Amount
Issuance of ordinary shares in connection with business acquisition of Ascend (Note 3)	823,846	—	—	—	—	—	1,071	—	—	1,071
Ordinary shares to be issued in connection with business acquisition of Shanghai Kangshi (Note 3)	—	—	—	—	—	1,262	—	—	—	1,262
Ordinary shares to be issued to a consultant (Note 17)	—	—	—	—	—	154	—	—	—	154
Comprehensive income (loss):
Net loss	—	—	—	—	—	—	—	(3,182)	—	(3,182)	$(3,182)
Foreign currency translation adjustment	—	—	—	—	—	—	—		3,118	3,118	3,118

Total comprehensive income (loss)											$(64)

Balance as of December 31, 2010	523,953,829	$52	—	$—	(1,243)	$1,571	$241,213	$(24,083)	$6,914	$224,424

Issuance of ordinary shares in connection with share-based compensation arrangement	665,999	—	—	—	—	—	—	—	—	—
Share-based compensation	—	—	—	—	—	—	9,322	—	—	9,322
Issuance of ordinary shares in connection with exercise of options and vesting of share units	12,178,146	1	—	—	—	—	4,247	—	—	4,248
Transfer of ordinary shares in connection with the settlement of acquisition of Jiefeng	—	—	—	—	200	(55)	(145)	—	—	—
Issuance and transfer of ordinary shares in connection with the settlement of acquisition of Kebao	—	—	—	—	270	(80)	(190)	—	—	—
Conversion of convertible notes to ordinary shares	20,406,720	2	—	—	—	—	27,235	—	—	27,237
Transfer of ordinary shares in connection with the settlement acquisition of MDCL	152,863	—	—	—	—	(20)	88	—	—	68
Issuance of ordinary shares to a consultant (Note 17)	324,849	1	—	—	—	(154)	364	—	—	211
Comprehensive income:
Net income	—	—	—	—	—	—	—	18,845	—	18,845	$18,845
Foreign currency translation adjustment	—	—	—	—	—	—	—		8,805	8,805	8,805

Total comprehensive income											$27,650

Balance as of December 31, 2011	557,682,406	$56	—	$—	$(773)	$1,262	$282,134	$(5,238)	$15,719	$293,160

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In U.S. dollars in thousands, except share and per share data, or otherwise noted)

	For the year ended December 31,
	2009	2010	2011
Cash flows from operating activities:
Net income (loss)	$9,049	$(3,182)	$18,845
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain from investments in subsidiaries and VIE	(12,094)	(18,687)	(27,027)
Share-based compensation	2,350	8,546	9,331
Change in fair value for contingent consideration in connection with business combination	—	28	—
Change in fair value of convertible notes derivatives	—	8,428	(2,832)
Imputed interest expense in connection with convertible notes-interest	—	4,418	654
Changes in operating assets and liabilities:
Amounts due from related parties	6,622	(28,942)	889
Prepaid expenses and other current assets	(13)	21	173
Amounts due to related parties	466	2,690	2,751
Accrued expenses and other current liabilities	438	(501)	1,127

Net cash provided by (used in) operating activities	6,818	(27,181)	3,911

Cash flows from investing activities:
Deferred and contingent consideration paid for business acquisitions	(6,764)	(197)	(3,939)
Cash paid for investment in subsidiaries	(4,998)	(10,030)	(111,816)

Net cash used in investing activities	(11,762)	(10,227)	(115,755)

Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost of $198 and $367 for the year ended December 31, 2009 and 2010, respectively	28,802	8,633	—
Proceeds from issuance of ordinary shares during IPO	—	127,686	—
Payment of offering cost in connection with the issuance of ordinary shares	—	(2,580)	(1,485)
Proceeds from exercise of options	120	29	4,032
Proceeds from sale of ordinary shares	—	445	211

Net cash provided by financing activities	28,922	134,213	2,758

Net increase (decrease) in cash	23,978	96,805	(109,086)

Cash at beginning of year	626	24,604	121,409
Cash at end of year	$24,604	$121,409	$12,323

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO THE FINANCIAL STATEMENTS

1. BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statement except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2. INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries and VIE were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.